Statutory Reserves (Details) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Statutory Reserves (Textual)
Percentage of after tax profits	10.00%
Percentage of discontinue allocations of general reserve on registered capital	50.00%
Statutory reserves	$ 426,051	$ 444,318	$ 0.00